Earnings per share - Narrative (Details) - shares	1 Months Ended	12 Months Ended
	Feb. 13, 2026	Dec. 31, 2025	Dec. 31, 2024
Equity-Settled Share-Based Payment Arrangement, Share Unit
Earnings per share [line items]
Performance or restricted period		3 years
Ordinary Shares
Earnings per share [line items]
Number of ordinary shares outstanding (in shares)		15,377,210,044	15,851,028,983
Ordinary Shares | Subsequent Event
Earnings per share [line items]
Net increase in the number of ordinary shares outstanding (in shares)	(48,533,512)
Increase in number of ordinary shares outstanding (in shares)	30,497,988